Investment in Joint Ventures - Interest in Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
HL Heritage Sdn. Bhd. [Member]
Disclosure of joint ventures [line items]
Principal activities	Property development and property investment holdings
Place of incorporation	Malaysia
Percentage of interest held	30.10%	30.10%
Shanghai Hengshan Equatorial Hotel Management Co., Ltd. [member]
Disclosure of joint ventures [line items]
Principal activities	Hotel and property management
Place of incorporation	People's Republic of China
Percentage of interest held	24.60%	24.60%
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services
Place of incorporation	People's Republic of China
Percentage of interest held	34.40%	34.40%
Guangxi Yineng IOT Science & Technology Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Principal activities	Design, development, management and marketing of an electronic operations management platform
Place of incorporation	People's Republic of China
Percentage of interest held	15.30%	15.30%
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Principal activities	Manufacture off-road diesel engines
Place of incorporation	People's Republic of China
Percentage of interest held	38.20%	38.20%
Eberspaecher Yuchai Exhaust Technology Co Ltd [member]
Disclosure of joint ventures [line items]
Principal activities	Application development, production, sales and service on engine exhaust control systems
Place of incorporation	People's Republic of China
Percentage of interest held	37.40%	37.40%